Guarantor Subsidiaries (Tables)	9 Months Ended
Sep. 30, 2012
Guarantor And Nonguarantor Subsidiary Financial Consolidating Financial Statements [Abstract]
Guarantor and Nonguarantor Subsidiary Consolidating Balance Sheet [Table Text Block]

As of September 30, 2012
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$-	$6,456	$69,266	$-	$75,722
Restricted cash	-	50	128	-	178
Accounts receivable	-	2,556	13,575	-	16,131
Prepaid expenses and other	-	230	27,817	-	28,047
Current Assets	-	9,292	110,786	-	120,078

Property, plant and equipment, net	-	96,312	740,057	-	836,369
Goodwill	-	-	258,973	-	258,973
Long-term receivables due from affiliates	917,779	620,368	70,566	(1,608,713)	-
Investments in subsidiaries	57,662	120,077	-	(177,739)	-
Other assets	24,345	6,082	20,990	-	51,417
Total Assets	$999,786	$852,131	$1,201,372	$(1,786,452)	$1,266,837

Accounts payable	$(3,599)	$8,195	$80,148	$-	$84,744
Current maturities of debt	12,500	-	-	-	12,500
Accrued expenses and other	9,293	3,387	11,000	-	23,680
Current Liabilities	18,194	11,582	91,148	-	120,924

Long-term debt	631,902	-	181,024	-	812,926
Long-term liabilities due from affiliates	34,477	953,868	620,380	(1,608,725)	-
Deferred taxes	-	-	111,806	-	111,806
Other liabilities	1,404	351	70,583	-	72,338
Total Liabilities	685,977	965,801	1,074,941	(1,608,725)	1,117,994

Series C convertible preferred stock	43,703	-	-	-	43,703
Stockholders' equity	270,106	(113,670)	126,431	(177,727)	105,140
Total Liabilities and Equity	$999,786	$852,131	$1,201,372	$(1,786,452)	$1,266,837

As of December 31, 2011
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$-	$2,951	$103,085	$-	$106,036
Accounts receivable	-	4,141	4,508	-	8,649
Prepaid expenses and other	-	1,129	17,711	-	18,840
Current Assets	-	8,221	125,304	-	133,525

Property, plant and equipment, net	-	127,739	421,457	-	549,196
Goodwill	-	-	211,886	-	211,886
Long-term receivables due from affiliates	388,676	144,305	68,392	(601,373)	-
Investments in subsidiaries	57,662	120,077	-	(177,739)	-
Other assets	5,414	6,083	18,887	-	30,384
Total Assets	$451,752	$406,425	$845,926	$(779,112)	$924,991

Accounts payable	$-	$17,655	$44,620	$-	$62,275
Current maturities of debt	10,000	-	2,350	-	12,350
Accrued expenses and other	4,847	4,799	10,903	-	20,549
Current Liabilities	14,847	22,454	57,873	-	95,174

Long-term debt	157,012	-	298,016	-	455,028
Long-term liabilities due from affiliates	-	456,658	144,715	(601,373)	-
Deferred taxes	-	-	115,759	-	115,759
Other liabilities	2,326	288	58,634	-	61,248
Total Liabilities	174,185	479,400	674,997	(601,373)	727,209

Series C convertible preferred stock	43,703	-	-	-	43,703
Stockholders' equity	233,864	(72,975)	170,929	(177,739)	154,079
Total Liabilities and Equity	$451,752	$406,425	$845,926	$(779,112)	$924,991

Guarantor and Nonguarantor Subsidiary Consolidating Income Statement [Table Text Block]

For the Three Months Ended September 30, 2012
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$2,549	$80,726	$-	$83,275
Operating expenses	-	1,239	22,734	-	23,973
DD&A expense	-	1,526	22,233	-	23,759
Impairment of oil and gas properties	-	11,416	-	-	11,416
G&A expenses	769	2,824	1,433	-	5,026
Income (loss) from Operations	(769)	(14,456)	34,326	-	19,101

Derivatives:
Unrealized gains (losses)	1,301	-	(2,505)	-	(1,204)
Interest expense	(20,015)	562	(13,600)	15,000	(18,053)
Letter of credit fees	-	-	(9,378)	-	(9,378)
Other income (expense)	1	14,564	(2,228)	(15,000)	(2,663)
Income (loss) before taxes	(19,482)	670	6,615	-	(12,197)
Income tax expense	-	-	21,505	-	21,505
Net income (loss)	(19,482)	670	(14,890)	-	(33,702)
Preferred stock dividends	456	-	-	-	456
Net income (loss) to common shareholders	$(19,938)	$670	$(14,890)	$-	$(34,158)

For the Three Months Ended September 30, 2011
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$4,993	$5,309	$-	$10,302
Operating expenses	-	2,185	1,311	-	3,496
DD&A expense	-	2,896	2,476	-	5,372
Impairment of oil and gas properties	-	28,793	-	-	28,793
G&A expenses	474	3,224	1,165	-	4,863
Income (loss) from Operations	(474)	(32,105)	357	-	(32,222)

Derivatives:
Unrealized gains (losses)	(2,407)	-	15,488	-	13,081
Interest expense	(2,871)	(704)	(10,843)	2,165	(12,253)
Other income (expense)	(210)	-	2,986	2,165	611
Income (loss) before taxes	(5,962)	(32,809)	7,988	-	(30,783)
Income tax expense	-	-	32,507	-	32,507
Net loss	(5,962)	(32,809)	(24,519)	-	(63,290)
Preferred stock dividends	466	-	-	-	466
Net loss to common shareholders	$(6,428)	$(32,809)	$(24,519)	$-	$(63,756)

For the Nine Months Ended September 30, 2012
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$9,168	$112,276	$-	$121,444
Operating expenses	-	4,476	30,137	-	34,613
DD&A expense	-	7,414	34,878	-	42,292
Impairment of oil and gas properties	-	47,116	-	-	47,116
G&A expenses	2,003	8,632	4,744	-	15,379
Income (loss) from Operations	(2,003)	(58,470)	42,517	-	(17,956)

Derivatives:
Unrealized gains (losses)	922	-	(3,100)	-	(2,178)
Interest expense	(33,509)	(1,553)	(51,697)	23,743	(63,016)
Letter of credit fees	-	-	(12,442)	-	(12,442)
Loss on early extinguishment of debt	-	-	(21,661)	-	(21,661)
Other income (expense)	-	19,338	(1,539)	(23,743)	(5,944)
Loss before taxes	(34,590)	(40,685)	(47,922)	-	(123,197)
Income tax benefit	-	-	(3,424)	-	(3,424)
Net loss	(34,590)	(40,685)	(44,498)	-	(119,773)
Preferred stock dividends	1,367	-	-	-	1,367
Net loss to common shareholders	$(35,957)	$(40,685)	$(44,498)	$-	$(121,140)

For the Nine Months Ended September 30, 2011
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$12,839	$30,620	$-	$43,459
Operating expenses	-	7,861	7,027	-	14,888
DD&A expense	-	7,646	11,052	-	18,698
Impairment of oil and gas properties	-	28,793	-	-	28,793
G&A expenses	1,682	9,250	3,593	-	14,525
Income (loss) from Operations	(1,682)	(40,711)	8,948	-	(33,445)

Derivatives:
Unrealized gains (losses)	(2,722)	-	13,820	-	11,098
Interest expense	(7,826)	(2,817)	(28,386)	6,422	(32,607)
Loss on early extinguishment of debt	-	-	(402)	-	(402)
Other income (expense)	(211)	3	7,456	(6,422)	826
Income (loss) before taxes	(12,441)	(43,525)	1,436	-	(54,530)
Income tax expense	-	4	31,816	-	31,820
Net loss	(12,441)	(43,529)	(30,380)	-	(86,350)
Preferred stock dividends	1,518	-	-	-	1,518
Net loss to common shareholders	$(13,959)	$(43,529)	$(30,380)	$-	$(87,868)

Guarantor and Nonguarantor Subsidiary Consolidating Cash Flow Statement [Table Text Block]

For the Nine Months Ended September 30, 2012
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net loss	$(34,590)	$(40,685)	$(44,498)	$-	$(119,773)
Adjustments to reconcile net loss to
net cash provided by operations
DD&A expense	-	7,414	34,878	-	42,292
Impairment of oil and gas properties	-	47,116	-	-	47,116
Deferred tax expense (benefit)	-	-	(15,849)	-	(15,849)
Unrealized (gains) losses on derivatives	(922)	-	3,100	-	2,178
Amortization of non-cash compensation	-	-	-	3,605	3,605
Amortization of loan costs and discount	4,940	-	5,596	-	10,536
Non-cash interest expense	445	-	6,632	-	7,077
Loss on early extinguishment of debt	-	-	21,661	-	21,661
Other	237	43	9,412	-	9,692
Changes in operating assets and liabilities:
Decrease in receivables	-	1,585	3,968	-	5,553
(Increase) decrease in other current assets	6,273	(15,218)	(5,605)	-	(14,550)
Increase (decrease) in liabilities	(489,442)	542,306	(47,453)	(3,605)	1,806
Net Cash Provided by (Used in) Operating Activities	(513,059)	542,561	(28,158)	-	1,344

Cash Flows From Investing Activities:
Capital expenditures	-	(36,969)	(138,628)	-	(175,597)
Acquisitions, net of cash acquired	-	(2,036)	(226,401)	-	(228,437)
Issuance of note receivable to affiliates	-	(500,000)	-	500,000	-
(Increase) decrease in restricted cash	-	(51)	(128)	-	(179)
Net Cash Used in Investing Activities	-	(539,056)	(365,157)	500,000	(404,213)

Cash Flows From Financing Activities:
Repayments of borrowings	(5,000)	-	(242,065)	-	(247,065)
Borrowings under debt agreements, net
of debt discount	480,000	-	615,000	(500,000)	595,000
Proceeds from issuance of common stock	60,805	-	-	-	60,805
Dividends paid	(833)	-	-	-	(833)
Payments for early extinguishment of debt	-	-	(7,248)	-	(7,248)
Financing costs paid	(21,918)	-	(6,191)	-	(28,109)
Other financing	5	-	-	-	5
Net Cash Provided by Financing Activities	513,059	-	359,496	(500,000)	372,555

Net Increase (Decrease) in Cash and Cash Equivalents	-	3,505	(33,819)	-	(30,314)
Cash and Cash Equivalents, Beginning of Period	-	2,951	103,085	-	106,036
Cash and Cash Equivalents, End of Period	$-	$6,456	$69,266	$-	$75,722

For the Nine Months Ended September 30, 2011
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net loss	$(12,441)	$(43,529)	$(30,380)	$-	$(86,350)
Adjustments to reconcile net loss to
net cash provided by operations
DD&A expense	-	7,646	11,052	-	18,698
Impairment of oil and gas properties	-	28,793	-	-	28,793
Deferred tax expense (benefit)	-	-	23,052	-	23,052
Unrealized (gains) losses on derivatives	2,722	-	(13,820)	-	(11,098)
Amortization of non-cash compensation	455	-	-	2,278	2,733
Amortization of loan costs and discount	349	-	8,802	-	9,151
Non-cash interest expense	695	-	8,611	-	9,306
Loss on early extinguishment of debt	402	-	-	-	402
Other	237	-	1,602	-	1,839
Changes in operating assets and liabilities:
(Increase) decrease in receivables	-	(1,973)	3,589	-	1,616
(Increase) decrease in other current assets	45	(3,141)	(4,848)	-	(7,944)
Increase (decrease) in liabilities	(142,856)	75,482	50,835	(2,278)	(18,817)
Net Cash Provided by (Used in) Operating Activities	(150,392)	63,278	58,495	-	(28,619)

Cash Flows From Investing Activities:
Capital expenditures	-	(46,808)	(66,329)	-	(113,137)
Acquisitions, net of cash acquired	-	(2,830)	(20,068)	-	(22,898)
(Increase) decrease in restricted cash	-	-	31,726	-	31,726
Net Cash Used in Investing Activities	-	(49,638)	(54,671)	-	(104,309)

Cash Flows From Financing Activities:
Repayments of borrowings	(96,250)	-	(1,388)	-	(97,638)
Borrowings under debt agreements, net
of debt discount	135,000	-	75,000	-	210,000
Proceeds from issuance of common stock	118,444	-	-	-	118,444
Dividends paid	(1,400)	-	-	-	(1,400)
Financing costs paid	(5,913)	-	(5,313)	-	(11,226)
Other financing	511	-	-	-	511
Net Cash Provided by Financing Activities	150,392	-	68,299	-	218,691

Net Increase (Decrease) in Cash and Cash Equivalents	-	13,640	72,123	-	85,763
Cash and Cash Equivalents, Beginning of Period	-	709	98,558	-	99,267
Cash and Cash Equivalents, End of Period	$-	$14,349	$170,681	$-	$185,030